Consolidated balance sheet - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Assets
Cash and balances at central banks	$ 246,360	$ 267,674
Hong Kong Government certificates of indebtedness	42,592	42,293
Trading assets	333,745	314,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	128,942	115,769
Derivatives	249,672	268,637
Loans and advances to banks	107,582	102,039
Loans and advances to customers	981,722	930,658
Reverse repurchase agreements – non-trading	283,204	252,549
Financial investments	547,955	493,166
Assets held for sale	38,978	27,234
Prepayments, accrued income and other assets	204,370	152,740
Current tax assets	1,364	1,313
Interests in associates and joint ventures	28,202	28,909
Goodwill and intangible assets	13,022	12,384
Deferred tax assets	6,661	6,841
Total assets	3,214,371	3,017,048
Liabilities
Hong Kong currency notes in circulation	42,592	42,293
Deposits by banks	97,782	73,997
Customer accounts	1,718,604	1,654,955
Repurchase agreements – non-trading	195,532	180,880
Trading liabilities	70,653	65,982
Financial liabilities designated at fair value	163,589	138,727
Derivatives	257,601	264,448
Debt securities in issue	102,129	105,785
Liabilities of disposal groups held for sale	46,165	29,011
Accruals, deferred income and other liabilities	167,062	130,340
Current tax liabilities	3,232	1,729
Insurance contract liabilities	118,297	107,629
Provisions	2,125	1,724
Deferred tax liabilities	1,570	1,317
Subordinated liabilities	27,569	25,958
Total liabilities	3,014,502	2,824,775
Equity
Called up share capital	8,739	8,973
Share premium account	14,918	14,810
Other equity instruments	20,716	19,070
Other reserves	(1,556)	(10,282)
Retained earnings	149,737	152,402
Total shareholders’ equity	192,554	184,973
Non-controlling interests	7,315	7,300
Total equity	199,869	192,273
Total liabilities and equity	$ 3,214,371	$ 3,017,048